Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 76,041	$ 16,297	$ 138,091	$ 11,189
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	70,015	63,848	135,821	130,682
Bad debt (recovery) expense, net	(83)	(276)	(1,210)	1,769
Container recovery from lessee default, net			(5,753)	(1,558)
Unrealized (gain) loss on financial instruments, net			(4,598)	13,595
Amortization and write-off of unamortized debt issuance costs and accretion of bond discounts			7,788	4,210
Amortization of intangible assets	688	557	1,488	1,121
Gain on sale of owned fleet containers, net			(31,194)	(11,434)
Share-based compensation expense			2,716	2,145
Changes in operating assets and liabilities			30,865	36,501
Total adjustments			135,923	177,031
Net cash provided by operating activities			274,014	188,220
Cash flows from investing activities:
Purchase of containers and fixed assets			(962,729)	(52,660)
Payments on container leaseback financing receivable		(9,919)	(6,425)	(9,919)
Proceeds from sale of containers and fixed assets			62,479	62,920
Receipt of principal payments on container leaseback financing receivable			15,278	10,310
Net cash (used in) provided by investing activities			(891,397)	10,651
Cash flows from financing activities:
Proceeds from debt			2,706,774	41,800
Principal payments on debt			(1,986,861)	(195,676)
Payment of debt issuance costs			(14,469)	(57)
Proceeds from container leaseback financing liability, net			11,534
Principal repayments on container leaseback financing liability, net			(227)	(12,682)
Issuance of preferred shares, net of underwriting discount			145,275
Purchase of treasury shares			(29,193)	(29,082)
Issuance of common shares upon exercise of share options			3,924
Dividends paid on preferred shares			(1,808)
Purchase of noncontrolling interest			(21,500)
Other			(212)
Net cash provided by (used in) financing activities			813,237	(195,697)
Effect of exchange rate changes			(41)	(102)
Net increase in cash, cash equivalents and restricted cash			195,813	3,072
Cash, cash equivalents and restricted cash, beginning of the year			205,165	277,905	$ 277,905
Cash, cash equivalents and restricted cash, end of the period	$ 400,978	$ 280,977	400,978	280,977	$ 205,165
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss and settlement of derivative instruments			67,876	67,040
Income taxes paid			406	49
Receipt of payments on finance leases, net of income earned			33,630	22,713
Supplemental disclosures of noncash operating activities:
Receipt of marketable securities from a lessee			5,789
Right-of-use asset for leased properties			272
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases			111,589	127,543
Containers placed in finance leases			$ 454,737	$ 86,684